CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	CAD 8.3	CAD 10.9	CAD 12.1
Accounts receivable	185.1	110.9	116.5
Inventories	256.2	155.5	140.2
Prepaids and other	5.5	4.6	4.5
Assets held for sale	1.5	1.5	5.7
Assets, Current	456.6	283.4	279.0
Property, plant and equipment	456.9	379.3	412.2
Advances to related companies	0.0	0.0	0.0
Investments, net of equity in related companies	0.0	0.0	0.0
Other assets	5.6	6.0	8.9
Assets	919.1	668.7	700.1
Current liabilities
Accounts payable and accrued liabilities	244.5	137.3	119.7
Current portion of long-term debt	3.2	3.0	2.0
Liabilities associated with assets held for sale	1.5	1.5
Liabilities, Current	247.7	140.3	121.7
Long-term debt	494.6	326.1	301.8
Advances from related companies	0.0	0.0	0.0
Employee future benefits	267.1	282.4	254.9
Other long-term obligations	26.4	15.5	8.8
Liabilities	1,035.8	764.3	687.2
Shareholders’ equity (deficiency)
Common stock	144.9	144.9	144.9
Retained earnings (deficit)	(284.5)	(235.1)	(162.8)
Accumulated other comprehensive income (loss)	22.9	(5.4)	30.8
Predecessor equity (deficiency)	0.0	0.0	0.0
Shareholders’ equity (deficiency)	(116.7)	(95.6)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(116.7)	(95.6)	12.9	CAD 122.6
Liabilities and Equity	919.1	668.7	700.1
Consolidation, Eliminations [Member]
Current assets
Cash and cash equivalents	0.0	0.0	0.0
Accounts receivable	0.0	0.0	0.0
Inventories	0.0	0.0	0.0
Prepaids and other	0.0	0.0	0.0
Assets held for sale	0.0	0.0	0.0
Assets, Current	0.0	0.0	0.0
Property, plant and equipment	0.0	0.0	0.0
Advances to related companies	(735.9)	(661.2)	(584.6)
Investments, net of equity in related companies	(253.6)	(167.9)	(152.9)
Other assets	0.0	0.0	0.0
Assets	(989.5)	(829.1)	(737.5)
Current liabilities
Accounts payable and accrued liabilities	0.0	0.0	0.0
Current portion of long-term debt	0.0	0.0	0.0
Liabilities, Current	0.0	0.0	0.0
Long-term debt	0.0	0.0	0.0
Advances from related companies	(735.9)	(661.2)	(584.6)
Employee future benefits	0.0	0.0	0.0
Other long-term obligations	0.0	0.0	0.0
Liabilities	(735.9)	(661.2)	(584.6)
Shareholders’ equity (deficiency)
Common stock	0.0	0.0	0.0
Retained earnings (deficit)	(181.2)	(97.2)	(50.5)
Accumulated other comprehensive income (loss)	16.8	18.5	(13.2)
Predecessor equity (deficiency)	(89.2)	(89.2)	(89.2)
Shareholders’ equity (deficiency)	(253.6)	(167.9)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			(152.9)
Liabilities and Equity	(989.5)	(829.1)	(737.5)
Catalyst Paper Corporation [Member]
Current assets
Cash and cash equivalents	0.4	0.7	1.3
Accounts receivable	2.7	0.5	0.9
Inventories	0.0	0.0	0.0
Prepaids and other	1.9	3.3	0.6
Assets held for sale	0.0	0.0	0.0
Assets, Current	5.0	4.5	2.8
Property, plant and equipment	291.4	297.6	326.9
Advances to related companies	256.7	226.0	226.9
Investments, net of equity in related companies	253.6	167.9	152.9
Other assets	3.8	5.0	0.0
Assets	810.5	701.0	709.5
Current liabilities
Accounts payable and accrued liabilities	20.0	15.4	15.7
Current portion of long-term debt	2.8	2.8	2.0
Liabilities, Current	22.8	18.2	17.7
Long-term debt	416.9	325.0	301.8
Advances from related companies	479.1	435.2	359.6
Employee future benefits	4.7	14.9	12.6
Other long-term obligations	3.7	3.3	4.9
Liabilities	927.2	796.6	696.6
Shareholders’ equity (deficiency)
Common stock	144.9	144.9	144.9
Retained earnings (deficit)	(284.5)	(235.1)	(162.8)
Accumulated other comprehensive income (loss)	22.9	(5.4)	30.8
Predecessor equity (deficiency)	0.0	0.0	0.0
Shareholders’ equity (deficiency)	(116.7)	(95.6)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			12.9
Liabilities and Equity	810.5	701.0	709.5
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	7.6	10.0	10.6
Accounts receivable	182.4	110.4	115.6
Inventories	256.2	155.5	140.2
Prepaids and other	3.6	1.3	3.9
Assets held for sale	1.5	1.5	5.7
Assets, Current	451.3	278.7	276.0
Property, plant and equipment	165.5	81.7	83.7
Advances to related companies	478.1	434.3	359.1
Investments, net of equity in related companies	0.0	0.0	0.0
Other assets	1.8	1.0	8.9
Assets	1,096.7	795.7	727.7
Current liabilities
Accounts payable and accrued liabilities	224.2	121.7	103.8
Current portion of long-term debt	0.4	0.2	0.0
Liabilities, Current	224.6	121.9	103.8
Long-term debt	77.7	1.1	0.0
Advances from related companies	255.6	224.9	224.5
Employee future benefits	262.4	267.5	242.3
Other long-term obligations	22.7	12.2	3.9
Liabilities	843.0	627.6	574.5
Shareholders’ equity (deficiency)
Common stock	0.0	0.0	0.0
Retained earnings (deficit)	170.8	86.9	40.3
Accumulated other comprehensive income (loss)	(16.8)	(18.5)	13.2
Predecessor equity (deficiency)	99.7	99.7	99.7
Shareholders’ equity (deficiency)	253.7	168.1
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			153.2
Liabilities and Equity	1,096.7	795.7	727.7
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	0.3	0.2	0.2
Accounts receivable	0.0	0.0	0.0
Inventories	0.0	0.0	0.0
Prepaids and other	0.0	0.0	0.0
Assets held for sale	0.0	0.0	0.0
Assets, Current	0.3	0.2	0.2
Property, plant and equipment	0.0	0.0	1.6
Advances to related companies	1.1	0.9	(1.4)
Investments, net of equity in related companies	0.0	0.0	0.0
Other assets	0.0	0.0	0.0
Assets	1.4	1.1	0.4
Current liabilities
Accounts payable and accrued liabilities	0.3	0.2	0.2
Current portion of long-term debt	0.0	0.0	0.0
Liabilities, Current	0.3	0.2	0.2
Long-term debt	0.0	0.0	0.0
Advances from related companies	1.2	1.1	0.5
Employee future benefits	0.0	0.0	0.0
Other long-term obligations	0.0	0.0	0.0
Liabilities	1.5	1.3	0.7
Shareholders’ equity (deficiency)
Common stock	0.0	0.0	0.0
Retained earnings (deficit)	10.4	10.3	10.2
Accumulated other comprehensive income (loss)	0.0	0.0	0.0
Predecessor equity (deficiency)	(10.5)	(10.5)	(10.5)
Shareholders’ equity (deficiency)	(0.1)	(0.2)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			(0.3)
Liabilities and Equity	1.4	1.1	0.4
Predecessor [Member]
Current assets
Cash and cash equivalents						CAD 25.1
Restricted cash						0.0
Accounts receivable						134.9
Inventories						146.9
Prepaids and other						20.0
Assets held for sale						0.0
Assets, Current						326.9
Property, plant and equipment						386.3
Goodwill						0.0
Other assets						24.4
Assets						737.6
Current liabilities
Accounts payable and accrued liabilities						174.5
Current portion of long-term debt						466.8
Liabilities associated with assets held for sale						0.0
Liabilities, Current						641.3
Long-term debt						375.5
Employee future benefits						305.7
Other long-term obligations						19.2
Deferred income taxes/deferred credits						13.2
Liabilities						1,354.9
Shareholders’ equity (deficiency)
Common stock						1,035.2
Additional paid-in capital						16.6
Retained earnings (deficit)						(1,556.0)
Accumulated other comprehensive income (loss)						(89.4)
Shareholders’ equity (deficiency)						(593.6)
Non-controlling interest (deficit)						(23.7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest						(617.3)
Liabilities and Equity						CAD 737.6
Successor [Member]
Current assets
Cash and cash equivalents	8.3	10.9	12.1	16.6	CAD 12.2
Restricted cash	0.0	0.0	0.0	0.7	3.7
Accounts receivable	185.1	110.9	116.5	114.0	140.8
Inventories	256.2	155.5	140.2	125.0	131.5
Prepaids and other	5.5	4.6	4.5	8.9	13.0
Assets held for sale	1.5	1.5	5.7	34.3	56.2
Assets, Current	456.6	283.4	279.0	299.5	357.4
Property, plant and equipment	456.9	379.3	412.2	611.6	614.1
Goodwill	0.0	0.0	0.0	56.7	56.7
Other assets	5.6	6.0	8.9	11.0	11.9
Assets	919.1	668.7	700.1	978.8	1,040.1
Current liabilities
Accounts payable and accrued liabilities	244.5	137.3	119.7	113.8	97.5
Current portion of long-term debt	3.2	3.0	2.0	6.6	6.7
Liabilities associated with assets held for sale	0.0	0.0	0.0	15.2	14.8
Liabilities, Current	247.7	140.3	121.7	135.6	119.0
Long-term debt	494.6	326.1	301.8	422.0	458.9
Employee future benefits	267.1	282.4	254.9	289.7	300.4
Other long-term obligations	26.4	15.5	8.8	8.9	9.0
Deferred income taxes/deferred credits	0.0	0.0	0.0	0.0	0.0
Liabilities	1,035.8	764.3	687.2	856.2	887.3
Shareholders’ equity (deficiency)
Common stock	144.9	144.9	144.9	144.9	144.9
Additional paid-in capital	0.0	0.0	0.0	0.0	0.0
Retained earnings (deficit)	(284.5)	(235.1)	(162.8)	(35.2)	0.0
Accumulated other comprehensive income (loss)	22.9	(5.4)	30.8	6.6	0.0
Shareholders’ equity (deficiency)	(116.7)	(95.6)	12.9	116.3	144.9
Non-controlling interest (deficit)	0.0	0.0	0.0	6.3	7.9
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(116.7)	(95.6)	12.9	122.6	152.8
Liabilities and Equity	CAD 919.1	CAD 668.7	CAD 700.1	CAD 978.8	CAD 1,040.1